UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  100 West Road
          Suite 418
          Towson, MD 21204

Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Towson, MD                   10/10/06

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:  $153,285


                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

Form 13F Information Table
						Title			Value				Investment	Other	Voting Authority
Name of Issuer					of ClassCUSIP		(x$1000)	Shares	SH/PRN	Discretion	ManagersSole	Shared	None
 Home Depot                                 	COM	437076102	14932833	371834	SH	Sole		N/A	371834	0	0
 Berkshire Hathaway - Class B               	COM	84670207	14689662	4007	SH	Sole		N/A	4007	0	0
 Tyco International                         	COM	902124106	13193012	433981	SH	Sole		N/A	433981	0	0
 Microsoft                                  	COM	594918104	12156026	407101	SH	Sole		N/A	407101	0	0
 Maxim Integrated Products                  	COM	57772K101       9601777		313579	SH	Sole		N/A	313579	0	0
 Canadian Natural Resources                 	COM	136385101	9485692		178202	SH	Sole		N/A	178202	0	0
 Wal-Mart Stores                            	COM	931142103	9066102		196321	SH	Sole		N/A	196321	0	0
 American International Group               	COM	26874107	9038770		126134	SH	Sole		N/A	126134	0	0
 U S G Corporation                          	COM	903293405	8909767		162587	SH	Sole		N/A	162587	0	0
 Pfizer                                     	COM	717081103	8880799		342888	SH	Sole		N/A	342888	0	0
 Dell                                       	COM	24702R101       8429386		335966	SH	Sole		N/A	335966	0	0
 Mc Donalds                                 	COM	580135101	8190107		184753	SH	Sole		N/A	184753	0	0
 Ebay                                       	COM	278642103	8099324		269349	SH	Sole		N/A	269349	0	0
 United Parcel Service - Class B            	COM	911312106	7902142		105390	SH	Sole		N/A	105390	0	0
 Anheuser Busch                             	COM	35229103	7354670		149485	SH	Sole		N/A	149485	0	0
 Coca Cola                                  	COM	191216100	7301556		151328	SH	Sole		N/A	151328	0	0
 Accenture                                  	COM	G1150G111       7236470		195951	SH	Sole		N/A	195951	0	0
 First Data                                 	COM	319963104	4492930		176055	SH	Sole		N/A	176055	0	0
 Western Union                              	COM	959802109	3957647		176523	SH	Sole		N/A	176523	0	0
 Chevron                                    	COM	166764100	1695707		23061	SH	Sole		N/A	23061	0	0
 iShares EAFE Index                         	COM	464287465	773423		10563	SH	Sole		N/A	10563	0	0
 Intel                                      	COM	458140100	576919		28490	SH	Sole		N/A	28490	0	0
 Altria Group                               	COM	02209S103       525648		6125	SH	Sole		N/A	6125	0	0
 General Electric                           	COM	369604103	484859		13030	SH	Sole		N/A	13030	0	0
 B P Prudhoe Bay Royalty Trust              	COM	55630107	469578		6100	SH	Sole		N/A	6100	0	0
 Sysco                                      	COM	871829107	381679		10383	SH	Sole		N/A	10383	0	0
 Berkshire Hathaway - Class A               	COM	84670108	329970		3	SH	Sole		N/A	3	0	0
 Citigroup                                  	COM	172967101	297895		5348	SH	Sole		N/A	5348	0	0
 Johnson & Johnson                          	COM	478160104	283192		4289	SH	Sole		N/A	4289	0	0
 T Rowe Price Group                         	COM	74144T108       215217		4917	SH	Sole		N/A	4917	0	0
 Wells Fargo                                	COM	949746101	204470		5750	SH	Sole		N/A	5750	0	0